SCHEDULE OF LEASE RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease right-of-use assets	$ 4,936,122	$ 5,265,572
Finance Leases right-of-use assets	$ 723,818	$ 705,385
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Accumulated depreciation	$ (654,548)	$ (612,310)
Total	$ 69,270	$ 93,075